Filed with the Securities and Exchange Commission on August 21, 2007

1933 Act Registration File No.   33-20158
                                                                                                                                        1940 Act File No. 811-5469

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

WEXFORD TRUST
(Exact Name of Registrant as Specified in Charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8395
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (724) 935-5520 or 1-800-860-3863

Ronald H. Muhlenkamp
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8395
(Name and Address of Agent for Service)

It is proposed that this filing become effective on August 21, 2007 pursuant to paragraph (B) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wexford and the State of Pennsylvania on the 21st day of August, 2007.

WEXFORD TRUST

By: /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on August 21, 2007.

Signature	Title

/s/Ronald H. Muhlenkamp	President and Trustee
Ronald H. Muhlenkamp

Alfred E. Kraft	Independent Trustee
Alfred E. Kraft

Terrence McElligott	Independent Trustee
Terrence McElligott

/s/James S. Head	Vice President and Treasurer
James S. Head
Attorney-in-Fact pursuant to Power of Attorney filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A with the SEC on December 15, 2004.

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of Wexford Trust/PA.  The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL – Instance Document	EX-100.INS
XBRL – Schema Document	EX-100.SCH
XBRL – Label Linkbase Document	EX-100.LAB
XBRL – Definition Linkbase Document	EX-100.DEF